Credit Quality of Financial Assets and the Allowance for Credit Losses (Tables)	9 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Summary of allowance for credit losses for installment loans
The following table provides information about the allowance for credit losses for installment loans, net investment in leases and other financial assets measured at amortized cost as of March 31, 2023, and for the nine and three months ended December 31, 2022 and 2023:

	Nine months ended December 31, 2022
	Millions of yen
	Beginning balance	Provision (Reversal) *3	Allowance of purchased loans during the reporting period	Charge-offs *4	Recoveries	Other *5	Ending balance *3	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥5,716	¥80	¥0	¥(212)	¥20	¥1	¥5,605	¥5,155	¥450
Overseas	455	(24)	0	0	1	19	451	451	0
Card loans
Japan	10,019	529	0	(404)	6	0	10,150	9,508	642
Other
Japan	5,204	3,361	0	(1,464)	6	0	7,107	4,810	2,297
Overseas	1,105	616	0	(297)	0	(38)	1,386	1,174	212
Installment loans to corporate borrowers:
Non-recourse loans
Japan	81	62	0	0	0	0	143	143	0
The Americas	2,691	(1,184)	0	0	0	(17)	1,490	562	928
Other than non-recourse loans
Real estate companies
Japan	617	(18)	0	0	21	0	620	502	118
Overseas	735	162	0	(20)	0	49	926	926	0
Commercial, industrial and other companies
Japan	1,337	102	0	(320)	69	0	1,188	388	800
Overseas	18,296	4,587	0	(2,202)	312	1,457	22,450	14,827	7,623
Purchased loans *1	1,575	(266)	4,389	(4,606)	56	8	1,156	553	603
Net investment in leases:	16,303	846	0	(2,040)	27	171	15,307	11,587	3,720

Subtotal	64,134	8,853	4,389	(11,565)	518	1,650	67,979	50,586	17,393

Other financial assets measured at amortized cost *2	7,282	46	0	(6,370)	19	137	1,114	554	560

Total	¥71,416	¥8,899	¥4,389	¥(17,935)	¥537	¥1,787	¥69,093	¥51,140	¥17,953

	Three months ended December 31, 2022
	Millions of yen
	Beginning balance	Provision (Reversal) *3	Allowance of purchased loans during the reporting period	Charge-offs *4	Recoveries	Other *5	Ending balance *3	Collective (pool) assessment	Individual assessment
Allowance for credit losses :
Installment loans to consumer borrowers:
Real estate loans
Japan	¥5,648	¥80	¥0	¥(130)	¥7	¥0	¥5,605	¥5,155	¥450
Overseas	456	(22)	0	0	1	16	451	451	0
Card loans
Japan	9,986	301	0	(139)	2	0	10,150	9,508	642
Other
Japan	6,495	1,209	0	(599)	2	0	7,107	4,810	2,297
Overseas	1,322	330	0	(91)	0	(175)	1,386	1,174	212
Installment loans to corporate borrowers:
Non-recourse loans
Japan	82	61	0	0	0	0	143	143	0
The Americas	1,869	(240)	0	0	0	(139)	1,490	562	928
Other than non-recourse loans
Real estate companies
Japan	610	3	0	0	8	(1)	620	502	118
Overseas	680	260	0	(6)	0	(8)	926	926	0
Commercial, industrial and other companies
Japan	1,323	(154)	0	(43)	62	0	1,188	388	800
Overseas	20,039	4,473	0	(377)	2	(1,687)	22,450	14,827	7,623
Purchased loans *1	1,187	(24)	2,294	(2,297)	0	(4)	1,156	553	603
Net investment in leases:	16,240	264	0	(610)	2	(589)	15,307	11,587	3,720

Subtotal	65,937	6,541	2,294	(4,292)	86	(2,587)	67,979	50,586	17,393

Other financial assets measured at amortized cost *2	3,221	(111)	0	(1,803)	4	(197)	1,114	554	560

Total	¥69,158	¥6,430	¥2,294	¥(6,095)	¥90	¥(2,784)	¥69,093	¥51,140	¥17,953

	March 31, 2023
	Millions of yen
	Ending balance *3	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥4,092	¥3,644	¥448
Overseas	446	446	0
Card loans
Japan	9,022	8,329	693
Other
Japan	7,759	5,337	2,422
Overseas	1,889	1,467	422
Installment loans to corporate borrowers:
Non-recourse loans
Japan	253	253	0
The Americas	1,494	560	934
Other than non-recourse loans
Real estate companies
Japan	777	663	114
Overseas	1,007	1,007	0
Commercial, industrial and other companies
Japan	1,152	477	675
Overseas	19,132	16,455	2,677
Purchased loans *1	1,148	541	607
Net investment in leases:	15,719	12,032	3,687

Subtotal	63,890	51,211	12,679

Other financial assets measured at amortized cost *2	1,482	548	934

Total	¥65,372	¥51,759	¥13,613

	Nine months ended December 31, 2023
	Millions of yen
	Beginning balance	Provision (Reversal) *3	Allowance of purchased loans during the reporting period	Charge-offs *4	Recoveries	Other *5	Ending balance *3	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥4,092	¥(133)	¥0	¥ (183)	¥89	¥1	¥3,866	¥3,543	¥323
Overseas	446	17	0	(6)	1	31	489	466	23
Card loans
Japan	9,022	1,054	0	(700)	8	2	9,386	8,625	761
Other
Japan	7,759	4,516	0	(2,731)	5	0	9,549	7,091	2,458
Overseas	1,889	2,248	0	(1,895)	343	42	2,627	1,684	943
Installment loans to corporate borrowers:
Non-recourse loans
Japan	253	44	0	0	0	1	298	298	0
The Americas	1,494	305	0	(52)	0	92	1,839	848	991
Other than non-recourse loans
Real estate companies
Japan	777	33	0	(4)	21	1	828	731	97
Overseas	1,007	337	0	0	0	75	1,419	1,419	0
Commercial, industrial and other companies
Japan	1,152	(81)	0	(46)	7	(1)	1,031	672	359
Overseas	19,132	1,647	0	(4,051)	152	1,053	17,933	15,597	2,336
Purchased loans *1	1,148	(52)	7,862	(7,894)	2	8	1,074	498	576
Net investment in leases:	15,719	2,532	0	(1,832)	19	290	16,728	12,198	4,530

Subtotal	63,890	12,467	7,862	(19,394)	647	1,595	67,067	53,670	13,397

Other financial assets measured at amortized cost *2	1,482	334	0	(251)	5	169	1,739	678	1,061

Total	¥65,372	¥12,801	¥7,862	¥(19,645)	¥652	¥1,764	¥68,806	¥54,348	¥14,458

	Three months ended December 31, 2023
	Millions of yen
	Beginning balance	Provision (Reversal) *3	Allowance of purchased loans during the reporting period	Charge-offs *4	Recoveries	Other *5	Ending balance *3	Collective (pool) assessment	Individual assessment
Allowance for credit losses :
Installment loans to consumer borrowers:
Real estate loans
Japan	¥3,983	¥(83)	¥0	¥(39)	¥5	¥0	¥3,866	¥3,543	¥323
Overseas	606	(101)	0	(6)	0	(10)	489	466	23
Card loans
Japan	9,333	301	0	(250)	0	2	9,386	8,625	761
Other
Japan	8,927	1,546	0	(925)	2	(1)	9,549	7,091	2,458
Overseas	2,536	878	0	(771)	180	(196)	2,627	1,684	943
Installment loans to corporate borrowers:
Non-recourse loans
Japan	226	71	0	0	0	1	298	298	0
The Americas	1,883	108	0	(52)	0	(100)	1,839	848	991
Other than non-recourse loans
Real estate companies
Japan	809	10	0	0	8	1	828	731	97
Overseas	1,021	405	0	0	0	(7)	1,419	1,419	0
Commercial, industrial and other companies
Japan	1,104	(52)	0	(23)	3	(1)	1,031	672	359
Overseas	19,643	1,213	0	(1,920)	51	(1,054)	17,933	15,597	2,336
Purchased loans *1	1,198	(121)	282	(282)	1	(4)	1,074	498	576
Net investment in leases:	16,809	815	0	(598)	2	(300)	16,728	12,198	4,530

Subtotal	68,078	4,990	282	(4,866)	252	(1,669)	67,067	53,670	13,397

Other financial assets measured at amortized cost *2	1,790	80	0	(73)	0	(58)	1,739	678	1,061

Total	¥69,868	¥5,070	¥282	¥(4,939)	¥252	¥(1,727)	¥68,806	¥54,348	¥14,458

Notes:	1	Loans held for sale and policy loan receivables of an insurance entity are not in the scope of allowance for credit losses.
2
Held-to-maturity
debt securities held by the Company and subsidiaries consist of Japanese government bonds (JGBs) and other securities secured by JGBs. There was no allowance for credit losses on these held-to-maturity
debt securities. And there is no delinquency or on
non-accrual
status on
held-to-maturity
debt securities.

*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

*2
The allowance for other financial assets measured at amortized cost includes the allowance for credit losses on financing receivables, such as loans to affiliates and accounts receivable. Other financial assets measured at amortized cost are mainly “Trade notes, accounts and other receivables”, and loans to affiliates included in “Investment in affiliates” on the consolidated balance sheets.

*3
“Provision for credit losses” in the consolidated statements of income amounted to provisions of ¥7,707 million and ¥14,212 million during the nine months ended December 31, 2022 and 2023, provisions of ¥6,033 million and ¥5,688 million during the three months ended December 31, 2022 and 2023, respectively. “Allowance for credit losses” on the consolidated balance sheets amounted to ¥64,723 million and ¥68,031 million as of March 31, 2023 and December 31, 2023, respectively. The reconciliation between the above table and the amounts reported on the consolidated financial statements during the nine and three months ended December 31, 2022 and 2023, and as of March 31, 2023 and December 31, 2023 are as follows:

	Millions of yen
	Nine months ended December 31, 2022	Three months ended December 31, 2022	March 31, 2023	Nine months ended December 31, 2023	Three months ended December 31, 2023	December 31, 2023
	Provision for credit losses	Provision for credit losses	Allowance for credit losses	Provision for credit losses	Provision for credit losses	Allowance for credit losses
Net investment in leases	¥846	¥264	¥15,719	¥2,532	¥815	¥16,728
Installment loans	8,007	6,277	48,171	9,935	4,175	50,339

Subtotal in the above table	8,853	6,541	63,890	12,467	4,990	67,067

Other financial assets measured at amortized cost	46	(111)	1,482	334	80	1,739

Total in the above table	8,899	6,430	65,372	12,801	5,070	68,806

Off-balance sheet credit exposures *3(a)	(1,199)	(331)	—	1,052	461	—
Available-for-sale debt securities *3(b)	(5)	0	—	445	153	—
Less: Loans to affiliates *3(c)	12	(66)	(649)	(86)	4	(775)

Amount reported on the consolidated financial statements	¥7,707	¥6,033	¥64,723	¥14,212	¥5,688	¥68,031

*3(a)
The allowance for
off-balance
sheet credit exposure were ¥17,843 million and ¥18,997 million as of March 31, 2023 and December 31, 2023, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 24 “Commitments, Guarantees and Contingent Liabilities.”

*3(b)
The allowance for
available-for-sale
debt securities were ¥144 million and ¥594 million as of March 31, 2023 and December 31, 2023, respectively, and the amounts are recorded as a reduction in “Investments in securities” on the consolidated balance sheets. For further information, see Note 8 “Investment in Securities.”

*3(c)
The provision for credit losses on loans to affiliates were a reversal of ¥12 million and a provision of ¥86 million during the nine months ended December 31, 2022 and 2023, a provision of ¥66 million and a reversal of ¥4 million during the three months ended December 31, 2022 and 2023, respectively, and the amounts are recorded in “Equity in net income (loss) of affiliates” in the consolidated statements of income. The allowance for credit losses on loans to affiliates were ¥649 million and ¥775 million as of March 31, 2023 and December 31, 2023, respectively, and the amounts are recorded as a reduction in “Investments in affiliates” on the consolidated balance sheets.

*4
Included in
Charge-off
in write-offs of purchased loans were ¥4,389 million and ¥7,862 million during the nine months ended December 31, 2022 and 2023, ¥2,294 million and ¥282 million during the three months ended December 31, 2022 and 2023, respectively.

*5	Other mainly includes foreign currency translation adjustments and increases or decreases in allowance due to consolidation or deconsolidation of subsidiaries.

Summary of disclosure in tabular form of allowances for credit losses and provision for credit losses

	Millions of yen
	Nine months ended December 31, 2022	Three months ended December 31, 2022	March 31, 2023	Nine months ended December 31, 2023	Three months ended December 31, 2023	December 31, 2023
	Provision for credit losses	Provision for credit losses	Allowance for credit losses	Provision for credit losses	Provision for credit losses	Allowance for credit losses
Net investment in leases	¥846	¥264	¥15,719	¥2,532	¥815	¥16,728
Installment loans	8,007	6,277	48,171	9,935	4,175	50,339

Subtotal in the above table	8,853	6,541	63,890	12,467	4,990	67,067

Other financial assets measured at amortized cost	46	(111)	1,482	334	80	1,739

Total in the above table	8,899	6,430	65,372	12,801	5,070	68,806

Off-balance sheet credit exposures *3(a)	(1,199)	(331)	—	1,052	461	—
Available-for-sale debt securities *3(b)	(5)	0	—	445	153	—
Less: Loans to affiliates *3(c)	12	(66)	(649)	(86)	4	(775)

Amount reported on the consolidated financial statements	¥7,707	¥6,033	¥64,723	¥14,212	¥5,688	¥68,031

*3(a)
The allowance for
off-balance
sheet credit exposure were ¥17,843 million and ¥18,997 million as of March 31, 2023 and December 31, 2023, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 24 “Commitments, Guarantees and Contingent Liabilities.”

*3(b)
The allowance for
available-for-sale
debt securities were ¥144 million and ¥594 million as of March 31, 2023 and December 31, 2023, respectively, and the amounts are recorded as a reduction in “Investments in securities” on the consolidated balance sheets. For further information, see Note 8 “Investment in Securities.”

*3(c)
The provision for credit losses on loans to affiliates were a reversal of ¥12 million and a provision of ¥86 million during the nine months ended December 31, 2022 and 2023, a provision of ¥66 million and a reversal of ¥4 million during the three months ended December 31, 2022 and 2023, respectively, and the amounts are recorded in “Equity in net income (loss) of affiliates” in the consolidated statements of income. The allowance for credit losses on loans to affiliates were ¥649 million and ¥775 million as of March 31, 2023 and December 31, 2023, respectively, and the amounts are recorded as a reduction in “Investments in affiliates” on the consolidated balance sheets.

Summary of purchased loans
The following table provides information about purchased loans which were acquired for the nine and three months ended December 31, 2022 and 2023:

	Nine months ended December 31, 2022	Nine months ended December 31, 2023
Purchase price	¥1,954	¥2,029
Allowance for credit losses at acquisition date	4,389	7,862
Discount or premium attributable to other factors	228	334

Par value	¥6,571	¥10,225

	Millions of yen
	Three months ended December 31, 2022	Three months ended December 31, 2023
Purchase price	¥14	¥748
Allowance for credit losses at acquisition date	2,294	282
Discount or premium attributable to other factors	2	209

Par value	¥2,310	¥1,239

Summary of origination years of financial assets
The following table provides information about the origination years of financial assets as of March 31, 2023. Card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year are excluded from the table.

March 31, 2023
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2023	2022	2021	2020	2019	Prior
Consumer borrowers:
Performing	¥300,198	¥200,041	¥281,872	¥360,726	¥293,297	¥656,584	¥2,092,718
Non-Performing	10,896	5,259	3,140	2,257	1,078	12,324	¥34,954

Real estate loans
Performing	266,663	190,076	279,690	359,321	292,388	655,811	¥2,043,949
Non-Performing	17	81	378	474	239	11,821	¥13,010
Other*
Performing	33,535	9,965	2,182	1,405	909	773	¥48,769
Non-Performing	10,879	5,178	2,762	1,783	839	503	¥21,944
Corporate borrowers:
Performing	427,902	346,629	127,984	171,314	103,628	139,503	¥1,316,960
Non-Performing	257	793	5,485	4,959	4,624	24,008	¥40,126

Non-recourse loans
Japan
Performing	65,874	17,831	6,699	22,384	4,158	7,553	¥124,499
The Americas
Performing	2,901	706	5,217	15,153	10,595	834	¥35,406
Non-Performing	0	0	0	0	0	3,248	¥3,248
Other than non-recourse loans
Real estate companies in Japan
Performing	124,452	43,210	30,996	27,022	22,251	46,222	¥294,153
Non-Performing	0	230	0	913	9	923	¥2,075
Real estate companies in overseas
Performing	34,508	12,639	9,091	6,998	1,627	1,165	¥66,028
Non-Performing	0	0	741	0	813	12,063	¥13,617
Commercial, industrial and other companies in Japan
Performing	76,764	27,327	16,743	17,003	8,383	12,878	¥159,098
Non-Performing	125	80	431	264	133	399	¥1,432
Commercial, industrial and other companies in overseas
Performing	123,403	244,916	59,238	82,754	56,614	70,851	¥637,776
Non-Performing	132	483	4,313	3,782	3,669	7,375	¥19,754
Purchased loans:
Performing	26	396	0	21	406	10,385	¥11,234
Non-Performing	0	0	0	0	0	1,021	¥1,021

Net investment in leases:
Performing	440,421	257,871	139,306	103,726	53,604	75,794	¥1,070,722
Non-Performing	2,757	3,228	1,806	2,042	1,720	5,288	¥16,841

Japan
Performing	193,297	136,285	99,739	80,542	44,853	72,295	¥627,011
Non-Performing	212	660	658	798	811	1,970	¥5,109
Overseas
Performing	247,124	121,586	39,567	23,184	8,751	3,499	¥443,711
Non-Performing	2,545	2,568	1,148	1,244	909	3,318	¥11,732
Other financial assets measured at amortized cost
Performing	3,197	0	2,089	282	0	21,301	¥26,869
Non-Performing	0	298	0	0	368	0	¥666

Total (excluding revolving repayment card loans)
Performing	¥1,171,744	¥804,937	¥551,251	¥636,069	¥450,935	¥903,567	¥4,518,503
Non-Performing	¥13,910	¥9,578	¥10,431	¥9,258	¥7,790	¥42,641	¥93,608

The following table provides information about the origination years of financial assets as of December 31, 2023 and the gross write-offs, corresponding to each class of financial assets by origination year, recorded during the nine months ended December 31, 2023. Card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year are excluded from the table.

December 31, 2023
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2024	2023	2022	2021	2020	Prior
Consumer borrowers:
Performing	¥251,162	¥217,488	¥177,612	¥262,560	¥342,311	¥828,773	¥2,079,906
Non-Performing	9,654	8,279	4,743	2,419	1,562	12,671	¥39,328
Gross write-offs	592	2,739	910	212	140	222	¥4,815

Real estate loans
Performing	228,217	196,105	172,821	261,687	341,756	828,015	¥2,028,601
Non-Performing	25	158	303	567	446	11,940	¥13,439
Gross write-offs	0	0	0	1	4	184	¥189
Other*
Performing	22,945	21,383	4,791	873	555	758	¥51,305
Non-Performing	9,629	8,121	4,440	1,852	1,116	731	¥25,889
Gross write-offs	592	2,739	910	211	136	38	¥4,626
Corporate borrowers:
Performing	422,376	260,561	276,336	99,200	143,790	188,952	¥1,391,215
Non-Performing	681	544	26,303	5,040	7,495	16,792	¥56,855
Gross write-offs	95	10	862	124	1,264	1,798	¥4,153

Non-recourse loans
Japan
Performing	67,881	24,186	10,619	6,711	15,640	7,173	¥132,210
Gross write-offs	0	0	0	0	0	0	¥0
The Americas
Performing	2,066	6,971	2,136	141	19,253	6,796	¥37,363
Non-Performing	0	64	0	0	0	2,918	¥2,982
Gross write-offs	0	0	0	0	0	52	¥52
Other than non-recourse loans
Real estate companies in Japan
Performing	95,202	75,108	32,479	23,872	24,283	60,408	¥311,352
Non-Performing	0	46	0	10	693	843	¥1,592
Gross write-offs	0	0	0	0	4	0	¥4
Real estate companies in overseas
Performing	4,310	17,428	9,937	3,308	3,082	4,122	¥42,187
Non-Performing	0	18	3,161	483	3,114	4,109	¥10,885
Gross write-offs	0	0	0	0	0	0	¥0
Commercial, industrial and other companies in Japan
Performing	155,244	38,748	20,642	13,290	12,081	15,705	¥255,710
Non-Performing	57	188	75	99	67	403	¥889
Gross write-offs	0	1	0	23	22	0	¥46
Commercial, industrial and other companies in overseas
Performing	97,673	98,120	200,523	51,878	69,451	94,748	¥612,393
Non-Performing	624	228	23,067	4,448	3,621	8,519	¥40,507
Gross write-offs	95	9	862	101	1,238	1,746	¥4,051
Purchased loans:
Performing	16	17	593	199	75	9,198	¥10,098
Non-Performing	0	0	0	0	0	868	¥868
Gross write-offs	42	409	226	29	206	6,982	¥7,894

Net investment in leases:
Performing	389,918	327,370	180,856	93,346	66,638	81,477	¥1,139,605
Non-Performing	2,447	3,921	2,765	1,340	1,540	5,992	¥18,005
Gross write-offs	0	58	569	355	226	624	¥1,832

Japan
Performing	158,406	152,581	109,894	75,768	54,426	76,777	¥627,852
Non-Performing	55	460	911	729	692	2,030	¥4,877
Gross write-offs	0	15	67	75	124	443	¥724
Overseas
Performing	231,512	174,789	70,962	17,578	12,212	4,700	¥511,753
Non-Performing	2,392	3,461	1,854	611	848	3,962	¥13,128
Gross write-offs	0	43	502	280	102	181	¥1,108
Other financial assets measured at amortized cost
Performing	4,827	3,108	0	1,862	288	19,146	¥29,231
Non-Performing	0	0	308	0	0	1,307	¥1,615
Gross write-offs	0	0	0	0	0	0	¥0

Total (excluding revolving repayment card loans)
Performing	¥1,068,299	¥808,544	¥635,397	¥457,167	¥553,102	¥1,127,546	¥4,650,055
Non-Performing	12,782	12,744	34,119	8,799	10,597	37,630	¥116,671
Gross write-offs	729	3,216	2,567	720	1,836	9,626	¥18,694

Note: Loans held for sale, policy loan receivables of an insurance entity and financing receivables, such as accounts receivable are not included in the table above.

*
Other in loans to consumer borrowers includes claims receivable arising from payments on guarantee of consumer loans. For further information, see Note 24 “Commitments, Guarantees and Contingent Liabilities.”

Summary of revolving repayment card loans
The information about card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year as of March 31, 2023 is as follows:

	March 31, 2023
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥166,392	¥0	¥166,392	¥4,518,503	¥4,684,895

Non-Performing	1,588	3,655	5,243	93,608	¥98,851

The information about card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year as of December 31, 2023 and the gross write-offs, corresponding to card loans, recorded during the nine months ended December 31, 2023 is as follows:

	December 31, 2023
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥165,053	¥0	¥165,053	¥4,650,055	¥4,815,108

Non-Performing	2,263	4,155	6,418	116,671	¥123,089

Gross write-offs	585	115	700	18,694	¥19,394

Summary of past-due financial assets
The following table provides information about the
past-due
financial assets as of March 31, 2023 and December 31, 2023:

	March 31, 2023
		Millions of yen
		Past-due financial assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥4,574	¥10,047	¥14,621	¥2,299,307
	Real estate loans	1,739	2,181	3,920	2,056,959
	Card loans	514	1,364	1,878	171,635
	Other	2,321	6,502	8,823	70,713
Corporate borrowers		5,628	21,363	26,991	1,357,086
Non-recourse loans	Japan	0	0	0	124,499
	The Americas	0	1,494	1,494	38,654
Other than non-recourse loans	Real estate companies in Japan	159	219	378	296,228
	Real estate companies in overseas	1,412	13,618	15,030	79,645
	Commercial, industrial and other companies in Japan	1,366	1,118	2,484	160,530
	Commercial, industrial and other companies in overseas	2,691	4,914	7,605	657,530
Net investment in leases		9,181	15,583	24,764	1,087,563
	Japan	2,648	4,431	7,079	632,120
	Overseas	6,533	11,152	17,685	455,443

Total		¥19,383	¥46,993	¥66,376	¥4,743,956

	December 31, 2023
		Millions of yen
		Past-due financial assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥5,555	¥14,731	¥20,286	¥2,290,705
	Real estate loans	1,994	2,277	4,271	2,042,040
	Card loans	470	2,191	2,661	171,471
	Other	3,091	10,263	13,354	77,194
Corporate borrowers		9,259	22,729	31,988	1,448,070
Non-recourse loans	Japan	0	0	0	132,210
	The Americas	2,139	1,055	3,194	40,345
Other than non-recourse loans	Real estate companies in Japan	156	180	336	312,944
	Real estate companies in overseas	1,159	10,885	12,044	53,072
	Commercial, industrial and other companies in Japan	1,924	590	2,514	256,599
	Commercial, industrial and other companies in overseas	3,881	10,019	13,900	652,900
Net investment in leases		21,845	16,887	38,732	1,157,610
	Japan	2,134	4,391	6,525	632,729
	Overseas	19,711	12,496	32,207	524,881

Total		¥36,659	¥54,347	¥91,006	¥4,896,385

Note: Loans held for sale, policy loans receivable of an insurance entity and purchased loans are not included in the table above.

Summary of non-accrual of financial assets
The following table provides information about
non-accrual
of financial assets as of March 31, 2023 and December 31, 2023:

		March 31, 2023
		Millions of yen
		Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
Non-accrual of financial assets:
Installment loans to consumer borrowers:
Real estate loans
	Japan	¥1,824	¥1,693	¥235	¥41
	Overseas	475	547	0	0
Card loans	Japan	503	1,367	28	0
Other
	Japan	2,391	5,429	170	10
	Overseas	519	1,105	0	0
Installment loans to corporate borrowers:
Non-recourse loans	The Americas	8,787	3,248	0	0
Other than non-recourse loans
Real estate companies
	Japan	351	219	51	13
	Overseas	20,879	12,804	0	0
Commercial, industrial and other companies
	Japan	1,267	1,118	71	190
	Overseas	18,634	20,470	0	2,113
Net investment in leases		17,771	16,627	0	0

Total		¥73,401	¥64,627	¥555	¥2,367

		December 31, 2023
		Millions of yen
		Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
Non-accrual of financial assets:
Installment loans to consumer borrowers:
Real estate loans
	Japan	¥1,693	¥1,540	¥187	¥130
	Overseas	547	794	0	370
Card loans	Japan	1,367	2,191	23	0
Other
	Japan	5,429	7,485	143	8
	Overseas	1,105	3,070	0	1,141
Installment loans to corporate borrowers:
Non-recourse loans	The Americas	3,248	2,855	0	0
Other than non-recourse loans
Real estate companies
	Japan	219	180	35	6
	Overseas	12,804	12,339	0	0
Commercial, industrial and other companies
	Japan	1,118	590	21	43
	Overseas	20,470	24,986	0	315
Net investment in leases		16,627	16,903	0	0

Total		¥64,627	¥72,933	¥409	¥2,013

Summary of troubled debt restructurings of financing receivables
The following table provides information about troubled debt restructurings of financing receivables that occurred during the nine and three months ended December 31, 2022:

Nine months ended December 31, 2022
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥5,785	¥4,579
	Real estate loans	9	4
	Card loans	1,079	936
	Other	4,697	3,639
Corporate borrowers		8,444	8,442
Other than non-recourse loans	Real estate companies in Japan	231	230
	Commercial, industrial and other companies in overseas	8,213	8,212

Total		¥14,229	¥13,021

Three months ended December 31, 2022
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥1,806	¥1,404
	Real estate loans	4	1
	Card loans	366	317
	Other	1,436	1,086
Corporate borrowers		231	230
Other than non-recourse loans	Real estate companies in Japan	231	230

Total		¥2,037	¥1,634

Summary of financing receivables modified as troubled debt restructurings
The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from December 31, 2022 and for which there was a payment default during the nine and three months ended December 31, 2022:

Nine months ended December 31, 2022
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥518
	Card loans	5
	Other	513
Corporate borrowers		1,671
Other than non-recourse loans	Commercial, industrial and other companies in overseas	1,671

Total		¥2,189

Three months ended December 31, 2022
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥195
	Card loans	4
	Other	191

Total		¥195

Summary of modifications of financing receivables
The following table provides information about modifications of financing receivables made to debtors experiencing financial difficulty that occurred during the nine and three months ended December 31, 2023:

Nine months ended December 31, 2023

Millions of yen

Portfolio segment	Interest rate reduction		Term extension		Principal forgiveness

Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥790	0.0	¥3,542	0.2	¥40	0.0
Real estate loans	2	0.0	1	0.0	1	0.0
Card loans	736	0.4	1	0.0	39	0.0
Other	52	0.1	3,540	4.6	0	0.0
Corporate borrowers	0	0	1,082	0.1	460	0.0
Other than non-recourse loans	0	0	1,082	0.1	460	0.0
Real estate companies in Japan	0	0	33	0.0	0	0
Commercial, industrial and other companies in Japan	0	0	704	0.3	0	0
Commercial, industrial and other companies in overseas	0	0	345	0.1	460	0.1

Total	¥790	0.0	¥4,624	0.1	¥500	0.0

Nine months ended December 31, 2023

Millions of yen

Portfolio segment	Combination -interest rate reduction and term extension		Combination - interest rate reduction and principal forgiveness		Combination -term extension and principal forgiveness

Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥53	0.0	¥562	0.0	¥304	0.0
Real estate loans	0	0	2	0	0	0
Card loans	0	0	540	0.3	0	0
Other	53	0.1	20	0.0	304	0.4
Corporate borrowers	0	0	0	0	0	0
Other than non-recourse loans	0	0	0	0	0	0
Real estate companies in Japan	0	0	0	0	0	0
Commercial, industrial and other companies in Japan	0	0	0	0	0	0
Commercial, industrial and other companies in overseas	0	0	0	0	0	0

Total	¥53	0.0	¥562	0.0	¥304	0.0

Nine months ended December 31, 2023

Millions of yen

Portfolio segment	Combination - interest rate reduction, term extension and principal forgiveness

Class	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥0	0
Real estate loans	0	0
Card loans	0	0
Other	0	0
Corporate borrowers	2,156	0.1
Other than non-recourse loans	2,156	0.2
Real estate companies in Japan	0	0
Commercial, industrial and other companies in Japan	0	0
Commercial, industrial and other companies in overseas	2,156	0.3

Total	¥2,156	0.0

Three months ended December 31, 2023
Millions of yen

Portfolio segment	Interest rate reduction		Term extension		Principal forgiveness

Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥561	0.0	¥1,314	0.1	¥3	0.0
Real estate loans	0	0	0	0	0	0
Card loans	528	0.3	0	0	3	0.0
Other	33	0.0	1,314	1.7	0	0.0
Corporate borrowers	0	0	225	0.0	407	0.0
Other than non-recourse loans	0	0	225	0.0	407	0.0
Real estate companies in Japan	0	0	33	0	0	0
Commercial, industrial and other companies in Japan	0	0	192	0.1	0	0
Commercial, industrial and other companies in overseas	0	0	0	0	407	0.1

Total	¥561	0.0	¥1,539	0.0	¥410	0.0

Three months ended December 31, 2023

Millions of yen

Portfolio segment	Combination - interest rate reduction and term extension		Combination - interest rate reduction and principal forgiveness		Combination - term extension and principal forgiveness

Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥40	0.0	¥15	0.0	¥62	0.0
Real estate loans	0	0	1	0.0	0	0
Card loans	0	0	14	0.0	0	0
Other	40	0.1	0	0	62	0.1
Corporate borrowers	0	0	0	0	0	0
Other than non-recourse loans	0	0	0	0	0	0
Real estate companies in Japan	0	0	0	0	0	0
Commercial, industrial and other companies in Japan	0	0	0	0	0	0
Commercial, industrial and other companies in overseas	0	0	0	0	0	0

Total	¥40	0.0	¥15	0.0	¥62	0.0

Three months ended December 31, 2023

Millions of yen

Portfolio segment	Combination - interest rate reduction, term extension and principal forgiveness

Class	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥0	0
Real estate loans	0	0
Card loans	0	0
Other	0	0
Corporate borrowers	2,156	0.1
Other than non-recourse loans	2,156	0.2
Real estate companies in Japan	0	0
Commercial, industrial and other companies in Japan	0	0
Commercial, industrial and other companies in overseas	2,156	0.3

Total	¥2,156	0.0

Summary of financial effect of modifications of financing receivable
The following table provides information about the financial effect of the modifications of financing receivables made to debtors experiencing financial difficulty that occurred during the nine and three months ended December 31, 2023:

Nine months ended December 31, 2023

Millions of yen

Portfolio segment	Financial effect

Class	Interest rate reduction	Term extension	Principal forgiveness

Consumer borrowers
Real estate loans	Reduced weighted-average contractual interest rate from 6.7% to 0.0%.	Added a weighted-average 1.0 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥6 million.
Card loans	Reduced weighted-average contractual interest rate from 12.9% to 0.5%.	Added a weighted-average 6.6 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥141 million.
Other	Reduced weighted-average contractual interest rate from 14.0% to 4.2%.	Added a weighted-average 4.9 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥543 million.
Corporate borrowers
Other than non-recourse loans
Real estate companies in Japan	—	Added a weighted-average 0.4 years to the life of loans.	—
Commercial, industrial and other companies in Japan	—	Added a weighted-average 0.7 years to the life of loans.	—
Commercial, industrial and other companies in overseas	Reduced weighted-average contractual interest rate from 6.8% to 6.3%.	Added a weighted-average 5.0 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥1,301 million.
Net investment in leases
Overseas	—	—	Reduced the amortized cost basis of the loans by ¥0 million.

Three months ended December 31, 2023

Millions of yen

Portfolio segment	Financial effect

Class	Interest rate reduction	Term extension	Principal forgiveness

Consumer borrowers
Real estate loans	Reduced weighted-average contractual interest rate from 12.6% to 0.0%.	—	Reduced the amortized cost basis of the loans by ¥5 million.
Card loans	Reduced weighted-average contractual interest rate from 13.2% to 0.8%.	—	Reduced the amortized cost basis of the loans by ¥49 million.
Other	Reduced weighted-average contractual interest rate from 13.9% to 5.5%.	Added a weighted-average 4.9 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥207 million.
Corporate borrowers
Other than non-recourse loans
Real estate companies in Japan	—	Added a weighted-average 0.4 years to the life of loans.	—
Commercial, industrial and other companies in Japan	—	Added a weighted-average 1.0 years to the life of loans.	—
Commercial, industrial and other companies in overseas	Reduced weighted-average contractual interest rate from 6.8% to 6.3%.	Added a weighted-average 5.0 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥1,193 million.
Net investment in leases
Overseas	—	—	—

Summary of past due financial assets with payment default and modifications of past due
The following table provides information about financing receivable that had a payment default and had been modified, when the debtor was experiencing financial difficulty, within the previous 12 months preceding the payment default date during the nine and three months ended December 31, 2023.

Nine months ended December 31, 2023

Millions of yen

Portfolio segment

Class	Interest rate reduction	Term extension	Principal forgiveness	Combination - interest rate reduction and term extension	Combination - interest rate reduction and principal forgiveness	Combination - term extension and principal forgiveness

Consumer borrowers	¥7	¥86	¥1	¥0	¥10	¥4
Real estate loans	3	0	0	0	0	0
Card loans	4	0	1	0	7	0
Other	0	86	0	0	3	4

Total	¥7	¥86	¥1	¥0	¥10	¥4

Three months ended December 31, 2023

Millions of yen

Portfolio segment

Class	Interest rate reduction	Term extension	Principal forgiveness	Combination - interest rate reduction and term extension	Combination - interest rate reduction and principal forgiveness	Combination - term extension and principal forgiveness

Consumer borrowers	¥7	¥86	¥1	¥0	¥10	¥4
Real estate loans	3	0	0	0	0	0
Card loans	4	0	1	0	7	0
Other	0	86	0	0	3	4

Total	¥7	¥86	¥1	¥0	¥10	¥4

The Company and its subsidiaries consider financing receivables whose terms have been modified to debtors experiencing financial difficulty as defaulted receivables when principal or interest is past-due
90 days or more in accordance with the modified terms.

The following table provides information about the
past-due
financial assets modified to debtors experiencing financial difficulty within the previous 12 months from December 31, 2023:

December 31, 2023
	Millions of yen
Portfolio segment	Current	30-89 days past-due	90 days or more past-due
Class
Consumer borrowers	¥4,961	¥215	¥115
Real estate loans	3	0	3
Card loans	1,275	30	11
Other	3,683	185	101
Corporate borrowers	3,320	88	290
Other than non-recourse loans	3,320	88	290
Real estate companies in Japan	0	0	33
Commercial, industrial and other companies in Japan	383	88	233
Commercial, industrial and other companies in overseas	2,937	0	24

Total	¥8,281	¥303	¥405